Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities are Included in either Other Current Liabilities or Deferred Credits and Other Liabilities on Consolidated Balance Sheets (Parenthetical) (Detail) - USD ($)
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Liabilities [Line Items]
Other current liabilities	$ 168,064,000	$ 150,031,000
Other deferred credits and other long-term liabilities	570,252,000	$ 591,558,000
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Other current liabilities	536,000
Other deferred credits and other long-term liabilities	$ 8,000